Segment Information - Summary of Segment Information (Parenthetical) (Details) - Operating Segments ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)	Feb. 29, 2024 CNY (¥)
Learning Services
Segment Reporting Information [Line Items]
Depreciation and amortization expenses	¥ 688	$ 100	¥ 165	¥ 62
Tourism Services
Segment Reporting Information [Line Items]
Depreciation and amortization expenses	4,755	693	1,959	2,059
Others
Segment Reporting Information [Line Items]
Depreciation and amortization expenses	¥ 182	$ 27	¥ 37	¥ 46